TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current taxes (benefit)	$ (2)	$ 31	$ 109
Deferred taxes (benefit)	(926)	(223)	(7)
Taxes with respect to prior years	2	(84)	35
Impairment (recording) of withholding tax asset		221	(53)
Actual tax expense (benefit)	$ (926)	$ (55)	$ 84